UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Money Fund of AmericaSM
Investment portfolio

December 31, 2007
unaudited

Short-term securities — 98.30%	Principal amount (000)	Market value (000)

ALASKA — 0.24%
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 3.75% 2037[1]	$1,900	$1,900

ARIZONA — 3.89%
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 2.90% 1/8/2008	3,000	3,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.36% 1/11/2008	1,400	1,400
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.00% 1/15/2008	6,475	6,475
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.48% 1/15/2008	7,100	7,100
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.18% 1/22/2008	2,000	2,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.26% 1/23/2008	3,500	3,500
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.44% 1/25/2008	4,500	4,500
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 3.08% 2/13/2008	2,000	2,000
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 3.26% 1/23/2008	1,000	1,000
		30,975

COLORADO — 2.28%
General Fund Tax and Rev. Anticipation Notes, Series 2007-A, 4.25% 6/27/2008	15,000	15,091
Housing and Fin. Auth., Single-family Program Bonds, Series A-2, Class 1, 3.45% 2034[1]	3,090	3,090
		18,181

DISTRICT OF COLUMBIA — 3.56%
Demand Rev. Bonds (American Public Health Assn. Issue), Series 1998, 3.48% 2028[1]	1,800	1,800
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 2.90% 1/8/2008	3,400	3,400
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.40% 1/14/2008	4,000	4,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.48% 1/17/2008	6,000	6,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.26% 1/23/2008	5,000	5,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.00% 2/8/2008	1,500	1,500
Washington Metropolitan Area Transit Auth., Series 2006-A, TECP, 3.00% 1/18/2008	6,600	6,600
		28,300

FLORIDA — 8.97%
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.00% 2/6/2008	4,200	4,200
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.40% 2/7/2008	8,000	8,001
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.40% 2/8/2008	8,000	8,001
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 3.37% 2/11/2008	4,000	4,002
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 2.80% 2/14/2008	7,000	7,000
Municipal Power Agcy., Initial Pooled Loan Project Notes, Series 1995-A, TECP, 3.33% 1/4/2008	3,840	3,840
Municipal Power Agcy., Initial Pooled Loan Project Notes, Series 1995-A, TECP, 3.43% 2/5/2008	4,200	4,201
Miami-Dade County, Aviation Commercial Paper Notes, Series A, AMT, TECP, 3.52% 1/10/2008	11,564	11,564
Hillsborough County Industrial Dev. Auth., Demand Rev. Bonds (Tampa Metropolitan Area YMCA Project),
Series 2000, 3.50% 2025[1]	2,200	2,200
Indian River County Hospital Dist., Hospital Rev. Bonds, TECP, 3.05% 1/18/2008	500	500
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 3.33% 1/9/2008	3,700	3,700
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 3.35% 2/4/2008	7,000	7,000
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 3.40% 2/11/2008	7,000	7,004
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2004, 3.74% 2034[1]	200	200
		71,413

IDAHO — 1.27%
Tax Anticipation Notes, Series 2007, 4.50% 6/30/2008	10,000	10,074

INDIANA — 1.26%
Indianapolis Airport Auth., AMT, TECP, 3.22% 1/22/2008	5,000	5,000
Indianapolis Airport Auth., AMT, TECP, 3.48% 1/25/2008	5,000	5,000
		10,000

IOWA — 1.89%
Tax and Rev. Anticipation Notes, Series 2007, 4.00% 6/30/2008	15,000	15,078

KENTUCKY — 0.72%
County of Christian, Kentucky Assn. of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2007-B, 3.75% 2037[1]	3,750	3,750
Regional Airport Auth. of Louisville and Jefferson County, Special Facs. Rev. Bonds (UPS Worldwide Forwarding, Inc. Project),
Series 1999-A, AMT, 3.80% 2029[1]	2,000	2,000
		5,750

MARYLAND — 8.25%
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds
(Barrington Apartments Project), Series 2003-A, AMT, 3.47% 2037[1]	7,280	7,280
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.36% 1/11/2008	8,000	8,000
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.48% 1/16/2008	10,100	10,100
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.48% 1/17/2008	5,100	5,100
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-D, TECP, 3.08% 2/13/2008	7,000	7,001
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, TECP, 2.85% 1/9/2008	6,000	6,000
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, TECP, 3.36% 1/11/2008	7,500	7,500
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, TECP, 3.48% 1/15/2008	3,700	3,700
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, TECP, 3.26% 1/23/2008	9,000	9,000
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue),
Series A, TECP, 2.75% 2/4/2008	2,000	2,000
		65,681

MASSACHUSETTS — 4.82%
Tax-Exempt Commercial Paper Notes, Series E, TECP, 3.54% 1/7/2008	8,300	8,300
Tax-Exempt Commercial Paper Notes, Series H, TECP, 3.34% 1/10/2008	6,000	6,000
Port Auth., Series 2003-A, TECP, 3.52% 1/9/2008	9,000	9,000
School Building Auth., Series 2006-A, TECP, 3.36% 1/11/2008	5,000	5,000
School Building Auth., Series 2006-A, TECP, 3.23% 1/23/2008	10,050	10,050
		38,350

MINNESOTA — 2.36%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 3.00% 2/6/2008	4,500	4,500
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 3.37% 2/11/2008	2,000	2,001
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2001-A, TECP, 3.10% 2/13/2008	3,600	3,601
Regents of the University of Minnesota, G.O. Bonds, Series 1999-A, 3.40% 2034[1]	980	980
Regents of the University of Minnesota, Series 2007-B, TECP, 3.52% 1/4/2008	7,710	7,710
		18,792

MISSISSIPPI — 0.23%
Jackson County, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 3.74% 2023[1]	1,845	1,845

MISSOURI — 2.28%
Curators of the University of Missouri, Capital Projects Notes, Series FY 2007-2008A, 4.50% 6/30/2008	15,000	15,112
Dev. Fin. Board, Demand Cultural Facs. Rev. Bonds (Kauffman Center for the Performing Arts Project),
Series 2007-A, 3.74% 2037[1]	3,000	3,000
		18,112

NEBRASKA — 2.79%
Omaha Public Power Dist., TECP, 2.85% 2/1/2008	15,400	15,400
Omaha Public Power Dist., TECP, 2.75% 2/4/2008	6,800	6,800
		22,200

NEVADA — 3.58%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 3.33% 1/8/2008	8,900	8,900
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 2.75% 2/4/2008	3,800	3,800
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 2.80% 2/6/2008	4,600	4,600
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-B, TECP, 3.55% 1/3/2008	7,300	7,300
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-B, TECP, 3.55% 1/4/2008	3,900	3,900
		28,500

NEW MEXICO — 1.59%
Tax and Rev. Anticipation Notes, Series 2007, 4.50% 6/30/2008	10,000	10,073
City of Farmington, Pollution Control Rev. Ref. Bonds (Arizona Public Service Co. Four Corners Project),
Series 1994-C, AMT, 3.72% 2024[1]	2,600	2,600
		12,673

NEW YORK — 1.26%
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series CP-1,
Subseries B, TECP, 3.05% 2/13/2008	10,000	10,002

PENNSYLVANIA — 4.02%
Delaware County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project),
Series 2001-A, TECP, 3.48% 1/17/2008	2,300	2,300
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project),
Series 1994-A, TECP, 3.40% 1/15/2008	6,000	6,000
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project),
Series 1994-A, TECP, 3.20% 2/12/2008	5,600	5,602
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project),
Series 1994-A, TECP, 3.42% 1/16/2008	14,400	14,400
University of Pittsburgh -of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds,
Series 2000-B, 3.40% 2029[1]	3,700	3,700
		32,002

SOUTH CAROLINA — 2.75%
Florence County, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project),
Series 1997, AMT, 3.87% 2028[1]	2,750	2,750
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.40% 1/14/2008	7,300	7,300
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 2.85% 2/1/2008	4,294	4,294
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 2.90% 2/6/2008	7,500	7,500
		21,844

TENNESSEE — 5.10%
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, 3.74% 2033[1]	200	200
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 3.74% 2034[1]	2,200	2,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 1995, 3.48% 2025[1]	10,395	10,395
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Vanderbilt University, Series 2004-A, TECP, 3.55% 1/3/2008	6,000	6,000
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Vanderbilt University, Series 2004-A, TECP, 3.55% 1/7/2008	8,000	8,000
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Vanderbilt University, Series 2004-A, TECP, 3.18% 1/22/2008	8,700	8,700
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Vanderbilt University, Series 2004-A, TECP, 3.52% 1/24/2008	5,100	5,100
		40,595

TEXAS — 19.69%
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 3.35% 2/7/2008	11,805	11,806
Board of Regents of the University of Texas System, Rev. Fncg. System Notes, Series 2002-A, TECP, 3.33% 1/8/2008	11,491	11,491
City of El Paso, Water and Sewer Notes, Series 1998-A, TECP, 3.55% 1/14/2008	5,000	5,000
City of El Paso, Water and Sewer Notes, Series 1998-A, TECP, 3.44% 2/5/2008	8,000	8,001
City of Houston, Combined Utility System Commercial Paper Notes, Series 2004-A, TECP, 3.47% 2/11/2008	5,000	5,004
City of Houston, G.O. Notes, Series E, TECP, 2.75% 2/5/2008	15,000	15,000
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 3.45% 1/11/2008	4,600	4,600
City of San Antonio, Electric and Gas Systems Notes, Series A, TECP, 3.25% 2/12/2008	8,500	8,504
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.40% 2/7/2008	4,300	4,300
City of San Antonio, Electric and Gas Systems Notes, TECP, 3.20% 2/12/2008	4,000	4,002
City of San Antonio, Water System Notes, Series 2001, TECP, 3.48% 1/16/2008	2,200	2,200
City of San Antonio, Water System Notes, Series 2001, TECP, 3.08% 2/13/2008	9,740	9,742
Harris County, G.O. Commercial Paper Notes, Series B, TECP, 3.48% 1/18/2008	2,000	2,000
Harris County, Unlimited Commercial Paper Notes, Series C, TECP, 3.40% 1/14/2008	3,720	3,720
Harris County, Unlimited Commercial Paper Notes, Series C, TECP, 3.48% 1/18/2008	2,315	2,315
Harris County, Unlimited Commercial Paper Notes, Series C, TECP, 2.80% 1/22/2008	4,450	4,450
Harris County, Unlimited Commercial Paper Notes, Series C, TECP, 3.08% 2/13/2008	1,000	1,000
Harris County, Unlimited Commercial Paper Notes, Series D, TECP, 3.40% 1/2/2008	10,000	10,000
Harris County, Unlimited Commercial Paper Notes, Series D, TECP, 3.40% 1/24/2008	7,815	7,815
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2001, AMT, 3.85% 2031[1]	2,200	2,200
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2004, AMT, 3.85% 2032[1]	1,900	1,900
Gulf Coast Industrial Dev. Auth., Exempt Facs. Industrial Rev. Bonds (BP Global Power Corp. Project),
Series 2003, AMT, 3.85% 2038[1]	3,350	3,350
Gulf Coast Industrial Dev. Auth., Marine Terminal Rev. Bonds (Amoco Oil Co. Project), Series 1993, AMT, 3.85% 2028[1]	1,000	1,000
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project),
Series 2003, AMT, 3.85% 2038[1]	400	400
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Products North America Inc. Project),
Series 2006, AMT, 3.85% 2036[1]	3,000	3,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.40% 1/14/2008	2,000	2,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.42% 1/15/2008	2,900	2,900
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.48% 1/15/2008	4,000	4,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.00% 2/8/2008	8,000	8,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 3.08% 2/13/2008	7,000	7,001
		156,701

UTAH — 2.19%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-I, AMT, 3.54% 2033 (1)	2,700	2,700
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 2.85% 1/9/2008	2,200	2,200
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 3.48% 1/16/2008	1,000	1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 3.48% 1/17/2008	4,000	4,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 3.44% 1/25/2008	7,500	7,500
		17,400

VIRGINIA — 2.27%
Rector and Visitors of the University of Virginia, General Rev. Pledge Notes, University of Virginia Issue,
Series 2003-A, TECP, 3.33% 1/7/2008	10,000	10,000
Rector and Visitors of the University of Virginia, General Rev. Pledge Notes, University of Virginia Issue,
Series 2003-A, TECP, 3.33% 1/8/2008	5,200	5,200
Rector and Visitors of the University of Virginia, General Rev. Pledge Notes, University of Virginia Issue,
Series 2003-A, TECP, 3.45% 1/10/2008	2,900	2,900
		18,100

WASHINGTON — 3.05%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), Series 2006, AMT, 3.85% 2040[1]	4,200	4,200
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(Atlantic Richfield Co. Project), Series 2001, AMT, 3.85% 2033[1]	1,550	1,550
Port of Seattle, Rev. Notes, Series A-1, AMT, TECP, 3.00% 1/18/2008	7,875	7,875
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 3.05% 1/18/2008	5,245	5,245
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 3.29% 2/8/2008	5,415	5,415
		24,285

WEST VIRGINIA — 0.36%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),
Series 1989-A, AMT, TECP, 3.50% 1/10/2008	2,900	2,900

WISCONSIN — 5.79%
G.O. Notes, Series 2005-A, TECP, 3.40% 1/14/2008	4,700	4,700
G.O. Notes, Series 2005-A, TECP, 3.48% 1/16/2008	4,100	4,100
G.O. Notes, Series 2005-A, TECP, 3.26% 1/23/2008	2,150	2,150
G.O. Notes, Series 2005-A, TECP, 3.40% 1/24/2008	1,400	1,400
G.O. Notes, Series 2006-A, TECP, 3.40% 1/14/2008	8,255	8,255
G.O. Notes, Series 2006-A, TECP, 3.48% 1/15/2008	6,000	6,000
Transportation Rev. Notes, Series 1997-A, TECP, 3.47% 1/10/2008	12,000	12,000
Transportation Rev. Notes, Series 1997-A, TECP, 3.00% 1/18/2008	1,000	1,000
Transportation Rev. Notes, Series 1997-A, TECP, 3.24% 2/8/2008	3,500	3,501
Transportation Rev. Notes, Series 1997-A, TECP, 3.38% 2/8/2008	3,000	3,000
		46,106

WYOMING — 1.84%
Sublette County, Pollution Control Rev. Bonds (Exxon Project), 1987 Series A AMT, 3.65% 2017[1]	1,900	1,900
Sweetwater County, Environmental Improvement Rev. Bonds (PacifiCorp Project), Series 1995, AMT, 3.85% 2025[1]	3,700	3,700
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988-A, TECP, 3.00% 1/11/2008	8,075	8,075
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988-A, TECP, 3.00% 1/18/2008	1,000	1,000
		14,675

Total investment securities (cost: $782,199,000)		782,434
Other assets less liabilities		13,491

Net assets		$795,925

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$236
Gross unrealized depreciation on investment securities	(1)
Net unrealized appreciation on investment securities	235
Cost of investment securities for federal income tax purposes	782,199

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-909-0208O-S10862

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 28, 2008